UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

                Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001804570 (BRAVO III Residential Funding V Depositor LLC)

BRAVO Residential Funding Trust 2020-NQM1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Kenton T. Smith, Authorized Person, 949-720-6652

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2 and 99.3 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative
Schedule 2—Rating Agency Grades (New System)
Schedule 3—Exception Grades (New System)
Schedule 4—Valuation Summary (New System)
Schedule 5—Supplemental Data (New System)
Schedule 6—Business Purpose (New System)
Schedule 7—Rating Agency Grades (Old System)
Schedule 8—Exception Grades (Old System)
Schedule 9—Valuation Summary (Old System)
Schedule 10—Supplemental Report (Old System)

99.2	Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing, LLC

Schedule 1—Narrative
Schedule 2—Title Lien Report
Schedule 3—DQ Tax Report

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1—Narrative
Schedule 2—ATR QM Upload
Schedule 3—Conditions Summary
Schedule 4—Conditions Detail
Schedule 5—Loan Grades
Schedule 6—Loan Level Tape Compare Upload
Schedule 7—Non-ATR QM Upload
Schedule 8—Rating Agency ATR QM Data Field
Schedule 9—Valuations Summary
Schedule 10—Waived Conditions Summary

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: August 4, 2020

BRAVO III Residential Funding V DEPOSITOR LLC

(Securitizer)

By:	/s/ Kenton T. Smith
	Name:	Kenton T. Smith
	Title:	Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative
Schedule 2—Rating Agency Grades (New System)
Schedule 3—Exception Grades (New System)
Schedule 4—Valuation Summary (New System)
Schedule 5—Supplemental Data (New System)
Schedule 6—Business Purpose (New System)
Schedule 7—Rating Agency Grades (Old System)
Schedule 8—Exception Grades (Old System)
Schedule 9—Valuation Summary (Old System)
Schedule 10—Supplemental Report (Old System)

99.2	Disclosures required by Rule 15Ga-2 for Solidifi Title & Closing, LLC

Schedule 1—Narrative
Schedule 2—Title Lien Report
Schedule 3—DQ Tax Report

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1—Narrative
Schedule 2—ATR QM Upload
Schedule 3—Conditions Summary
Schedule 4—Conditions Detail
Schedule 5—Loan Grades
Schedule 6—Loan Level Tape Compare Upload
Schedule 7—Non-ATR QM Upload
Schedule 8—Rating Agency ATR QM Data Field
Schedule 9—Valuations Summary
Schedule 10—Waived Conditions Summary